Concentrations - Schedule of Company Revenue (Details) - Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company Revenue [Line Items]
Company’s revenue	$ 20,511,626	$ 18,183,938	$ 17,809,651
Percentage of revenue	58.20%	55.70%	54.50%
Company A [Member]
Schedule of Company Revenue [Line Items]
Company’s revenue	$ 8,414,291	$ 7,582,800	$ 7,548,954
Percentage of revenue	23.90%	23.20%	23.10%
Company B [Member]
Schedule of Company Revenue [Line Items]
Company’s revenue	$ 5,110,480	$ 4,980,593	$ 5,332,493
Percentage of revenue	14.50%	15.30%	16.30%
Company C [Member]
Schedule of Company Revenue [Line Items]
Company’s revenue	$ 6,986,855	$ 5,620,545	$ 4,928,204
Percentage of revenue	19.80%	17.20%	15.10%